Consolidated Balance Sheets Consolidated Balance Sheet Parenthetical - USD ($) shares in Thousands, $ / shares in Thousands, $ in Thousands	Jan. 31, 2015	Feb. 01, 2014
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 25,393	$ 21,470
Inventory, LIFO Reserve	$ 3,668	$ 3,965
Preferred Stock, Par or Stated Value Per Share	$ 1	$ 1
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0	$ 0
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Outstanding	43,752,031	43,378,279
Treasury Stock, Shares	2,334,764	2,708,516